COMMITMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments [Line Items]
Rent expense	$ 3,312	$ 2,668	$ 2,528
Concession fees	180,990	177,996	106,199
Capital commitments due 2014	52,440
Capital commitments due 2015	$ 296
Minimum [Member]
Commitments [Line Items]
Concession rights, contract term	3 years
Maximum [Member]
Commitments [Line Items]
Concession rights, contract term	5 years